Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Communication Services 3.9%
Media 2.3%
iHeartMedia, Inc., Class A(a)	96,778	2,421,386
Wireless Telecommunication Services 1.6%
Telephone and Data Systems, Inc.	88,747	1,730,566
Total Communication Services		4,151,952
Consumer Discretionary 9.1%
Auto Components 1.0%
Motorcar Parts of America, Inc.(a)	56,420	1,100,190
Hotels, Restaurants & Leisure 5.0%
Penn National Gaming, Inc.(a)	17,536	1,270,659
Six Flags Entertainment Corp.(a)	40,195	1,708,287
Texas Roadhouse, Inc.	25,239	2,305,078
Total		5,284,024
Household Durables 1.3%
KB Home	35,494	1,381,426
Textiles, Apparel & Luxury Goods 1.8%
Kontoor Brands, Inc.	37,022	1,849,249
Total Consumer Discretionary		9,614,889
Consumer Staples 2.1%
Food Products 2.1%
Nomad Foods Ltd.(a)	79,968	2,203,918
Total Consumer Staples		2,203,918
Energy 4.1%
Energy Equipment & Services 1.6%
Patterson-UTI Energy, Inc.	190,199	1,711,791
Oil, Gas & Consumable Fuels 2.5%
Devon Energy Corp.	54,634	1,940,053
Renewable Energy Group, Inc.(a)	14,809	743,412
Total		2,683,465
Total Energy		4,395,256
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 27.1%
Banks 12.6%
First Hawaiian, Inc.	71,929	2,111,116
Huntington Bancshares, Inc.	136,580	2,111,527
OceanFirst Financial Corp.	68,755	1,472,045
Pacific Premier Bancorp, Inc.	84,030	3,482,203
Popular, Inc.	29,618	2,300,430
Stock Yards Bancorp, Inc.	31,733	1,861,140
Total		13,338,461
Consumer Finance 1.2%
PROG Holdings, Inc.	29,618	1,244,252
Insurance 5.8%
CNO Financial Group, Inc.	72,987	1,718,114
Hanover Insurance Group, Inc. (The)	16,876	2,187,467
Lincoln National Corp.	33,108	2,276,175
Total		6,181,756
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Ladder Capital Corp., Class A	70,273	776,517
Thrifts & Mortgage Finance 6.8%
Axos Financial, Inc.(a)	80,369	4,142,218
Radian Group, Inc.	134,721	3,060,861
Total		7,203,079
Total Financials		28,744,065
Health Care 7.3%
Biotechnology 0.5%
Ligand Pharmaceuticals, Inc.(a)	3,702	515,763
Health Care Equipment & Supplies 3.3%
CONMED Corp.	13,751	1,799,043
LivaNova PLC(a)	21,156	1,675,344
Total		3,474,387
Health Care Providers & Services 0.8%
LHC Group, Inc.(a)	5,818	912,902
Life Sciences Tools & Services 2.7%
Syneos Health, Inc.(a)	32,791	2,868,557
Total Health Care		7,771,609
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.9%
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	11,898	1,501,290
Airlines 1.2%
Spirit Airlines, Inc.(a)	48,658	1,262,189
Commercial Services & Supplies 1.7%
Waste Connections, Inc.	14,068	1,771,583
Electrical Equipment 0.7%
Bloom Energy Corp., Class A(a)	42,700	799,344
Machinery 6.3%
ITT, Inc.	20,098	1,725,212
Kennametal, Inc.	38,080	1,303,478
Rexnord Corp.	56,768	3,649,615
Total		6,678,305
Professional Services 1.3%
CACI International, Inc., Class A(a)	5,487	1,438,143
Road & Rail 2.3%
Knight-Swift Transportation Holdings, Inc.	46,902	2,399,037
Total Industrials		15,849,891
Information Technology 10.5%
Communications Equipment 4.4%
Extreme Networks, Inc.(a)	263,400	2,594,490
Viavi Solutions, Inc.(a)	132,200	2,080,828
Total		4,675,318
IT Services 1.7%
EPAM Systems, Inc.(a)	3,175	1,811,274
Semiconductors & Semiconductor Equipment 4.4%
Kulicke & Soffa Industries, Inc.	34,577	2,015,147
MACOM Technology Solutions Holdings, Inc.(a)	40,000	2,594,800
Total		4,609,947
Total Information Technology		11,096,539
Materials 7.5%
Chemicals 1.9%
Minerals Technologies, Inc.	28,531	1,992,605
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 2.4%
Summit Materials, Inc., Class A(a)	79,565	2,543,693
Containers & Packaging 1.9%
O-I Glass, Inc.(a)	142,884	2,038,955
Metals & Mining 1.3%
Allegheny Technologies, Inc.(a)	84,622	1,407,264
Total Materials		7,982,517
Real Estate 8.3%
Equity Real Estate Investment Trusts (REITS) 8.3%
Apple Hospitality REIT, Inc.	130,000	2,044,900
First Industrial Realty Trust, Inc.	31,733	1,652,655
Gaming and Leisure Properties, Inc.	37,990	1,759,697
Outfront Media, Inc.	90,000	2,268,000
Physicians Realty Trust	63,467	1,118,288
Total		8,843,540
Total Real Estate		8,843,540
Utilities 1.5%
Electric Utilities 1.5%
Portland General Electric Co.	32,897	1,545,830
Total Utilities		1,545,830
Total Common Stocks (Cost $72,556,336)		102,200,006

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	4,047,819	4,047,415
Total Money Market Funds (Cost $4,047,415)		4,047,415
Total Investments in Securities (Cost: $76,603,751)		106,247,421
Other Assets & Liabilities, Net		(107,239)
Net Assets		106,140,182

2	Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	1,436,506	20,553,082	(17,942,173)	—	4,047,415	—	1,121	4,047,819
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7022_12_L01_(11/21)